UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C.  20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2005

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.):  [  ] is a restatement.
                                   [  ] adds new holdings
                                        entries.
Institutional Investment Manager Filing this report:

Name:     Connors Investor Services, Inc.
Address:  1210 Broadcasting Road
          Wyomissing, PA 19610

Form 13F File Number:  28-3129

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:       Ronald H. Seher
Title:      Vice Chairman
Phone:      610-376-7418
Signature, Place, and Date of Signing

     Ronald H. Seher       Wyomissing, Pennsylvania          May 12, 2005

Report Type (Check only one.) :

[ X]       13F HOLDINGS REPORT

[  ]       13F NOTICE

[  ]       13F COMBINATION


List of Other Managers Reporting for this Manager :

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

                                  FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:        0

Form 13F Information Table Entry Total:   99

Form 13F information Table Value Total:   $405,360



List of Other Included Managers:




   03/31/2005
Page ___ of ___          Name of Reporting Manager       CONNORS INVESTOR SERVICES

                                      Item 4:    Item 5:           Item 6:                             Item 8:
     Item 1:     Item 2:  Item 3:  Fair Market  Shares of         Investment Discret Item 7:          Voting Authority (S
 Name of Issuer  Tide of  Cusip #      Value    Principal         (b) Shared-       Managers
                                                 Amount  (a) Sale As Define(c) ShareSee Instr(a) Sole (b) Share (c) None
                                                                  in Instr.  Other
ABBOTT LABS        COM   002824100         2695    57,812                                        57812
ADELPHIA COMMUN.   COM   006848105            3    14,253                                        14253
ADOBE SYSTEMS      COM   00724F101         3654    54,400                                        54400
AIR PRODUCTS       COM   009158106          318     5,030                                         5030
AMGEN              COM   031162100         4761    81,785                                        81785
ANHEUSER BUSCH     COM   035229103         3846    81,150                                        81150
AUTOMATIC DATA     COM   053015103         4165    92,675                                        92675
BANKAMERICA        COM   060505104         4685   106,236                                       106236
BANK OF NEW YORK   COM   064057102          456    15,696                                        15696
BAXTER INTL        COM   071813109          279     8,218                                         8218
BECTON DICKINSON   COM   075887109         1775    30,375                                        30375
BENIHANA           COM   082047200         6308   416,075                                       306075            110,000
BROOKSTONE         COM   114537103         5792   357,087                                       223337            133,750
B P AMOCO          COM   055622104         1215    19,475                                        19475
CAPITAL AUTOMOTIV  COM   139733109         9928   299,770                                       204770             95,000
CARPENTER TECH     COM   144285103          529     8,912                                         8912
CERADYNE           COM   156710105         4927   220,253                                       102128            118,125
COCA COLA          COM   191216100          208     5,000                                         5000
CHEVRON/TEXACO     COM   166764100         3108    53,306                                        53306
C H ROBINSON       COM   12541W100          296     5,750                                         5750
CITIGROUP          COM   172967101         4002     89,063                                        89063
COLGATE            COM   194162103         1911    36,625                                        36625
CONAGRA            COM   205887102         1092    40,425                                        40425
CSX                COM   126408103         3778    90,700                                        90700

  COLUMN TOTALS                           69731

    FORM 13F

Page ___ of ___          Name of Reporting Manager       CONNORS INVESTOR SERVICES

                                      Item 4:    Item 5:           Item 6:                             Item 8:
     Item 1:     Item 2:  Item 3:  Fair Market  Shares of         Investment Discret Item 7:          Voting Authority (S
 Name of Issuer  Tide of  Cusip #      Value    Principal         (b) Shared-       Managers
                                                 Amount  (a) Sale As Define(c) ShareSee Instr(a) Sole (b) Share (c) None

DAKTRONICS         COM   234264109         5807   268,200                                       166200             102,000
DOVER CORP         COM   260003108         3225    85,350                                        85350
DU PONT            COM   263534109          364     7,100                                         7100
DUKE ENERGY        COM   264399106          226     8,067                                         8067
EMBREX             COM   290817105         7762   662,270                                       489270             173,000
EDGE PETROLEUM     COM   279862106         9657   583,126                                       451126             132,000
EMERSON ELECTRIC   COM   291011104         2928    45,101                                        45101
EURONET WORLDWIDE  COM   298736109         4168   146,000                                        99000              47,000
GANNETT            COM   364730101         5702    72,100                                        72100
GENERAL DYNAMICS   COM   369550108         2841    26,535                                        26535
GENERAL ELECTRIC   COM   369604103        11307   313,555                                       313555
GENTEX             COM   371901109         6719   210,625                                       136525             74,100
GILLETTE           COM   375766102          803    15,900                                        15900
GLAXO HOLDINGS     COM   37733W105          390     8,493                                         8493
W W GRAINGER       COM   384802104         4038    64,850                                        64850
H J HEINZ          COM   423074103          902    24,486                                        24486
HERSHEY FOODS      COM   427866108         2366    39,138                                        39138
IBM                COM   459200101          946    10,350                                        10350
INGERSOLL RAND     COM   456866102         2894    36,335                                        36335
IMAX CORP          COM   45245E109        10067 1,089,550                                       789550            300,000
INTEL              COM   458140100         2994   128,889                                       128889
JOHNSON & JOHNSON  COM   478160104         2659    39,587                                        39587
KENSEY NASH        COM   490057106        10024   370,175                                       239175             131,000
KIMBERLY CLARK     COM   494368103         3322    50,538                                        50538
LIFELINE           COM   532192101         1904    62,800                                        62800
LILLY, ELI         COM   532457108         2303    44,195                                        44195
LITHIA MOTORS      COM   536797103         9582   374,150                                       262550             111,600

  COLUMN TOTALS                          115900


    FORM 13F

Page ___ of ___          Name of Reporting Manager       CONNORS INVESTOR SERVICES

                                      Item 4:    Item 5:           Item 6:                             Item 8:
     Item 1:     Item 2:  Item 3:  Fair Market  Shares of         Investment Discret Item 7:          Voting Authority (S
 Name of Issuer  Tide of  Cusip #      Value    Principal         (b) Shared-       Managers
                                                 Amount  (a) Sale As Define(c) ShareSee Instr(a) Sole (b) Share (c) None
                                                                  in Instr.  Other
LOWES COS.         COM   548661107         6244   109,376                                       109376
LASERSCOPE         COM   518081104         3741   117,850                                        67850             50,000
LIVEPERSON         COM   538146101         2565   975,350                                       721350            254,000
MEADE INSTRUMENT   COM   583062104         2354   808,950                                       682950            126,000
MEASUREMENT SPEC   COM   583421102         1690    73,475                                        73475
MEDTRONIC          COM   585055106         5903   115,865                                       115865
McGRAW HILL        COM   580645109          698     8,000                                         8000
MELLON BANK        COM   58551A108         3552   130,900                                       130900
MERCK              COM   589331107         1374    42,432                                        42432
MICROSOFT          COM   594918104         2853   118,042                                       118042
3 M COMPANY        COM   885794101         4079    47,600                                        47600
NATIONAL PENN BAN  COM   637138108         5750   234,023                                       187023              47,000
PARKWAY PROP       COM   70159Q104         8689   186,068                                       127168              58,900
PENN NATL GAMING   COM   707569109        16349   556,458                                       387658             168,800
PEPSICO            COM   713448108         8252   155,604                                       155604
PERF. FOOD GROUP   COM   713755106         5415   195,641                                       129841              65,800
PFIZER             COM   717081103         4499   171,267                                       171267
PIXELWORKS         COM   72581M107         2098   257,400                                       137400             120,000
PNC FINANCIAL      COM   693475105          420     8,152                                         8152
PRAXAIR            COM   74005P104         6203   129,600                                       129600
PROCTOR & GAMBLE   COM   742181109         3801    71,726                                        71726
PUBLIC STORAGE     COM   74460D109          567     9,950                                         9950

  COLUMN TOTALS                           97096
    FORM 13F

Page ___ of ___          Name of Reporting Manager       CONNORS INVESTOR SERVICES

                                      Item 4:    Item 5:           Item 6:                             Item 8:
     Item 1:     Item 2:  Item 3:  Fair Market  Shares of         Investment Discret Item 7:          Voting Authority (S
 Name of Issuer  Tide of  Cusip #      Value    Principal         (b) Shared-       Managers
                                                 Amount  (a) Sale As Define(c) ShareSee Instr(a) Sole (b) Share (c) None
                                                                  in Instr.  Other
Q-LOGIC            COM   747277101        11943   294,899                                       255099              39,800
ROCK OF AGES       COM   772632105         1910   289,350                                       149850             139,500
SBC COMMUNICATION  COM   78387G103          478    20,158                                        20158
SCHERING PLOUGH    COM   806605101          386    21,250                                        21250
SARA LEE           COM   803111103         2573    11,611                                        11611
SCHLUMBERGER       COM   806857108          543     7,700                                         7700
SKYWEST INC.       COM   830879102         5096   274,125                                       189875              84,250
S & P 500 INDEX D  COM   78462F103        22894   194,085                                       194085
STATE ST CORP      COM   857477103          872    19,950                                        19950
STRYKER CORP       COM   863667101         2355    52,800                                        52800
SUNRISE ASSISTED   COM   86768K106          248     5,100                                         5100
SYSCO CORP         COM   871829107         4903   136,957                                       136957
TARGET             COM   87612E106         3844    76,850                                        76850
THOR INDUSTRIES    COM   885160101         6711   224,375                                       144375              80,000
TREX               COM   89531P105         5992   134,925                                        84925              50,000
UNION PACIFIC      COM   907818108          418     6,000                                         6000
UNITED HEALTH      COM   91324P102         1803    18,900                                        18900
UNITED TECHNOLOGI  COM   913017109         2046    20,121                                        20121
VERIZON            COM   92343V104         1088    30,638                                        30638
VENTIV HEALTH      COM   922793104         6834   297,150                                       184150             113,000
WACHOVIA           COM   929903102         4334    85,135                                        85135
WALGREEN           COM   931422109         7347   165,395                                       165395
WALMART            COM   931142103         5904   117,821                                       117821
WRIGLEY            COM   982526105         3529    53,826                                        53826
EXXON MOBIL        COM   30231G102         7283   122,198                                       122198
DENTSPLY INTL      COM   249030107        11299   207,665                                       207665
  COLUMN TOTALS                          122633
   FINAL TOTAL                         $405,360


